Income Tax and Social Contribution - Schedule of Realization of Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realization of deferred income tax	R$ 42,033	R$ 28,800	R$ 25,420
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realization of deferred income tax		5,760	6,355
Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realization of deferred income tax	8,407	5,760	6,355
Later than two years and not later than three years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realization of deferred income tax	8,407	5,760	6,355
Later than three years and not later than four years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realization of deferred income tax	8,407	5,760	6,355
Later than four years and not later than five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realization of deferred income tax	8,407	5,760
Later than five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realization of deferred income tax	R$ 8,405